U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F - 2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24F - 2


            Read instructions at end of Form before preparing Form.
                             Please print or type.

--------------------------------------------------------------------------------

       1.  Name and address of issuer:           The Glenmede Fund, Inc.
                                                 135 E. Baltimore Street
                                                 Baltimore, MD  21202

--------------------------------------------------------------------------------

       2.  Name of each series or class of funds for which this notice is filed:

           Government Cash Portfolio                          Model Equity Portfolio
           Tax-Exempt Cash Portfolio                          International Portfolio
           Intermediate Government Portfolio                  Institutional International Portfolio
           Equity Portfolio                                   International Fixed Income Portfolio
           Small Capitalization Equity Portfolio              Emerging Markets Portfolio

--------------------------------------------------------------------------------

       3.  Investment Company Act File Number:                   811 - 5577

           Securities Act File Number:                           33 - 22884

--------------------------------------------------------------------------------

       4.  Last day of fiscal year for which this notice is filed:

                                                                October 31, 1996

--------------------------------------------------------------------------------

       5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F - 2 declaration:

                                                                             [ ]

--------------------------------------------------------------------------------

       6.  Date of termination of issuer's declaration under rule 24F - 2 (a)
           (1), if applicable (see Instruction A. 6):

--------------------------------------------------------------------------------

       7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F - 2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                   0
--------------------------------------------------------------------------------

       8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F - 2:

                                   0
--------------------------------------------------------------------------------

       9. Number and aggregrate sale price of securities sold during the fiscal year:

                     4,144,945,226 @ $4,621,334,362
--------------------------------------------------------------------------------

      10. Number and aggregrate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F - 2:

                     4,144,945,226 @ $4,621,334,362
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      11. Number and aggregrate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B. 7):

                     2,438,929 @ $37,791,852
--------------------------------------------------------------------------------

      12.  Calculation of registration fee:

              (i)    Aggregrate sale price of securities sold during the fiscal
                     year in reliance on rule 24F - 2 (from Item 10):                                  $              4,621,334,362
                                                                                                         --------------------------

              (ii)   Aggregrate price of shares issued in connection with
                     dividend reinvestment plans (from Item 11, if applicable):                        +                 37,791,852
                                                                                                         --------------------------

              (iii)  Aggregate price of shares redeemed or repurchased during
                     the fiscal year (if applicable):                                                  -              4,208,106,221
                                                                                                         --------------------------

              (iv)   Aggregate price of shares redeemed or repurchased and
                     previously applied as a reduction to filing fees pursuant
                     to rule 24E - 2 (if applicable):                                                  +
                                                                                                         --------------------------

              (v)    Net aggregate  price of  securities  sold and issued during the  fiscal  year in  reliance  on rule 24F - 2 [ line (i), plus
                     line (ii), less line (iii), plus line (iv) ]  (if applicable):                    =                451,019,993
                                                                                                         --------------------------

              (vi)   Multiplier prescribed by Section 6(b) of the Securities
                     Act of 1933 or other applicable law or regulation
                     (see Instruction C. 6):                                                           x                     1/3300
                                                                                                         --------------------------

              (vii)  Fee due [ line (i) or line (v) multiplied by line (vi) ]:                         $                 136,672.73
                                                                                                         ==========================

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C. 3.
--------------------------------------------------------------------------------

      13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202. 3a).

                                                                             [X]

--------------------------------------------------------------------------------

              Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                        12/20/96
--------------------------------------------------------------------------------

SIGNATURES

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

              By  (Signature and Title)           /s/ Joseph A. Finelli
                                                  ------------------------------

                                                  Joseph A. Finelli, Treasurer
                                                  ------------------------------

              Date                         12/20/96
                     -------------------------------

              Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------

                                                 December 30, 1996


The Glenmede Fund, Inc.
135 East Baltimore Street
Baltimore, MD  21202

         Re:      Rule 24f-2 Notice - The Glenmede Fund, Inc.
                  (Registration No. 33-22884)

Ladies and Gentlemen:

         We have  acted as  counsel  for The  Glenmede  Fund,  Inc.,  a Maryland corporation (the "Fund"), in connection with the registration under the Securities Act of 1933, as amended, of shares of the Fund's Common Stock, representing interests in the Fund's Government Cash, Tax-Exempt Cash, Intermediate Government, International, Equity, Small Capitalization Equity, Institutional International, Emerging Markets, International Fixed Income and Model Equity Portfolios (the "Portfolios"), made definite in number by the Fund's Rule 24f-2 Notice for the fiscal year ended October 31, 1996 (collectively, the "Shares").

         In giving the opinion stated below, we have reviewed the Fund's Charter, its By-Laws, resolutions adopted by its Board of Directors and shareholders and such other legal and factual matters as we have deemed appropriate, and we have relied upon a certificate of the Administrator of the Fund as to certain matters, including among other things, that during the fiscal year ended October 31, 1996 ("Fiscal Year"), the number of Shares issued did not exceed the number of Shares authorized. We have not undertaken any independent investigation or verification of factual matters. In rendering this opinion we have relied on the attached opinion of Venable, Baetjer and Howard, LLP with respect to New Shares and the Drip Shares (as used herein such terms have the meanings given to them in such opinion of Venable, Baetjer and Howard, LLP). All qualifications, assumptions, analysis and reasoning set forth in the opinion of Venable, Baetjer and Howard, LLP are deemed incorporated herein by reference. We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal law of the United States of America.

         Based on the foregoing, we are of the opinion: that the Shares other than the New Shares and the Drip Shares were, when issued for payment as described in the Fund's prospectus pertaining to said Shares, validly issued, fully paid and non-assessable by the Fund; and that while not free from doubt, a Maryland court would hold that the New Shares and the Drip Shares have been validly issued and are fully paid and non-assessable by the Fund, assuming, in the case of the New Shares and the Drip Shares, that the dollar variations flowing from the discrepancy in the record dates and ex-dividend dates for the dividends specified in the attached opinion of Venable, Baetjer and Howard, LLP are in the aggregate not material to the net asset values of the portfolios of the Fund from a financial statement perspective, that the Fund has been indemnified and held harmless pursuant to the Indemnity Agreement (as used herein such term has the meaning given to it in the attached opinion of Venable, Baetjer and Howard, LLP), that there are no beneficial owners of shares who have been materially harmed by the variations, that retroactive cancellations and reissuances of each of the New Shares and Drip Shares are impracticable due to the passage of time before the discrepancy in dates came to light, that the Directors and shareholders of the Fund have ratified the use of the ICC Dates (as used herein such term has the meaning given to it in the attached opinion of Venable, Baetjer and Howard, LLP), and that if the ICC Dates obtain, the New Shares and the Drip Shares were issued and paid for as authorized as of the date hereof.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

                                                Very truly yours,

                                                /s/ Drinker Biddle & Reath
                                                __________________________
                                                DRINKER BIDDLE & REATH

                                             December 30, 1996


Drinker Biddle & Reath
Suite 1100
1345 Chestnut Street
Philadelphia, PA  19107-3496

         Re:      The Glenmede Fund, Inc.

Ladies and Gentlemen:

         You have asked us as special Maryland counsel for advice with respect to shares issued by The Glenmede Fund, Inc., a Maryland corporation (the "Fund"), on the dates indicated below:

         1. (a) shares of the Intermediate Government, Equity, Small Capitalization Equity, International, Institutional International, and Emerging Markets Portfolios issued on December 27, 1995; (b) shares of the Institutional International Portfolio issued on December 28, 1995;
         (c) shares of the Intermediate Government Portfolio issued on February 7, 1996; (d) shares of the Intermediate Government, Equity, Small Capitalization Equity, International, and Model Equity Portfolios issued on April 3, 1996 and (e) shares of the Institutional International Portfolio purchased on April 4, 1996 (collectively, the "New Shares" and the "New Share Purchases"); and

         2. (a) shares of the Intermediate Government, Equity, Small Capitalization Equity, International, Institutional International, Model Equity, International Fixed Income and Emerging Markets Portfolios purchased through dividend reinvestment and issued on December 28, 1995; (b) shares of the Intermediate Government Portfolio purchased through dividend reinvestment and issued on February 6, 1996;
         (c) shares of the Intermediate Government, Equity, Small Capitalization Equity, International, Institutional International, Model Equity and International Fixed Income Portfolios purchased through dividend reinvestment and issued on April 4, 1996; and (d) shares of the Intermediate Government Portfolio purchased through dividend reinvestment and issued on May 6, 1996 (collectively, the "Drip Shares" and the "Drip Share Purchases").

         With your permission we have assumed and relied solely upon the following facts, without undertaking independent investigation or verification:

         The Fund is organized as an open-end management investment company and is duly organized in accordance with the Maryland General Corporation Law. The Board of Directors of the Fund (the "Board") has the power to issue shares of the Common Stock of the Fund from time to time, and has authorized the issuance of the New Shares and the Drip Shares at prices not less than the net asset value or par value thereof, whichever is greater. The Board has the power, and has exercised the power to establish classes of shares corresponding to the Portfolios identified above. At all of the dates mentioned herein, the number of shares of each class outstanding has been less than the number of such shares the Board is authorized to issue.

         Shares of each Portfolio are issued and sold (or bought and redeemed) on a continuous basis to The Glenmede Trust Company (or certain other institutional record owners) purchasing or selling on behalf of their clients at the net asset value per share next determined after receipt of a purchase or sale order.

         The net asset value of each Portfolio is determined by dividing the total market value of its investments and other assets, less any of its liabilities, by the total outstanding shares of the Portfolio. Undistributed net investment income and net capital gains are included in each Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on a Portfolio's "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares of a Portfolio by an investor, although in effect a return of capital, are taxable to the investor. The prospectuses for the Portfolios explain the foregoing mechanics and the tax impact, but do not provide the actual ex-dividend and record dates established in the standing dividend resolutions.

         Pursuant to a Master Services Agreement, the Fund has retained Investment Company Capital Corp. ("ICC"), a wholly owned subsidiary of Alex. Brown Financial Corp., to serve as the Fund's administrator, transfer agent and dividend paying agent, and in those capacities ICC supervises all aspects of the Fund's day-to day operations, other than management of the Fund's investments. ICC is responsible for calculating and paying dividends for the aforementioned Portfolios in accordance with standing dividend resolutions duly adopted by the Board.

         However,  ICC did not set the ex-dividend dates or the record dates for
(a) the December 1995, January 1996, March 1996 and April 1996 dividends declared for the Intermediate Government Portfolio and (b) the October 1 to December 31, 1995 and January 1 to March 31, 1996 dividends declared for the Equity, Small Capitalization Equity, International, Institutional International, Model Equity and Emerging Markets Portfolios in accordance with these resolutions. The enclosed Exhibit A sets forth the ex-dividend dates and record dates ICC set (the "ICC Dates") for each of the aforementioned dividends (the "Dividends") and what the ex-dividend dates and record dates for the Dividends would have been if such dates were set in accordance with the Fund's standing dividend resolutions (the "Board Dates").

         Because the ex-dividend dates and record dates for the Dividends were not set in accordance with the standing dividend resolutions, certain of the per share purchase price for the New Share Purchases and Drip Share Purchases identified above were different than they would have been under the standing dividend resolutions. Exhibit B-1 and Exhibit B-2 dated December 17, 1996 identifies the New Share Purchases and the Drip Share Purchases and compares the net asset value ("NAV") of those shares with what the NAV would have been had the ex-dividend dates and record dates been set in accordance with the standing dividend resolutions.

         Furthermore, because the ex-dividend dates for the Dividends were not set in accordance with the standing dividend resolutions, shares were purchased through dividend reinvestment on different dates and at different per share purchase prices than would otherwise have occurred under the standing dividend resolutions. In all other respects, the New Share Purchases and the Drip Share Purchases were conducted in conformity with the Fund's articles of incorporation, its bylaws, standing resolutions duly adopted by its Board and procedures identified in the registration statements and prospectuses pertaining to each Portfolio.

         The effect of following the ICC Dates rather than the Board Dates may be summarized as follows:

         New Shares (1) Some of the New Share Purchasers received fewer shares, at a higher NAV, than they would have received if Board Dates applied rather than ICC Dates. However, such investors received a dividend per share, that they otherwise would not have received, the difference between the NAVs equaling the dividend. (2) Some of the New Share Purchasers received more shares, at a lower NAV, than they would have received if Board Dates applied rather than ICC Dates. However, such investors failed to receive a dividend per share that they otherwise would have received, the difference between the NAVs equaling the dividend. While the aggregate dollar amounts are a wash because the difference in the corresponding NAVs are equal to the particular dividends, for investors paying income tax the tax consequences are not.

         Drip Shares (1) All of the Drip Share Purchases were effected with cash from cash dividends paid either earlier or later than authorized by the Board. Therefore each Drip Share Purchaser may have received more or fewer shares depending on market fluctuations in net asset value between the Board Dates and the ICC Dates. (2) Furthermore, the NAV calculation for each Drip Share Purchase and the corresponding receipt or non-receipt of dividends with respect to the shares purchased was rendered inaccurate, with the same NAV/dividend consequences and tax consequences as occurred with respect to New Share
Purchases, except that the NAVs also differed due to changes in the market values of the particular portfolio's assets.

         As of the  date  of all of the  New  Share  Purchases  and  Drip  Share
Purchases, The Glenmede Trust Company held of record 100% of the outstanding shares of the Equity and Model Equity Portfolios.

         As of the date of all of the New Share Purchases and Drip Share Purchases, The Glenmede Trust Company and The Glenmede Retirement Plan held of record 100% of the outstanding shares of the International Fixed Income Portfolio.

         As of the date of all of the New Share Purchases and Drip Share Purchases, The Glenmede Trust Company, The Glenmede Retirement Plan and the Sherwood Account by The Glenmede Trust Company held of record 100% of the outstanding shares of the Emerging Markets Portfolio.

         As of the date of all of the New Share Purchases and Drip Share Purchases, The Glenmede Trust Company, Boston & Co. for Woodstock & Company and Atlanta Gas & Light held of record 100% of the outstanding shares of the Institutional International Portfolio.

         As of the date of all of the New Share Purchases and Drip Share Purchases, The Glenmede Trust Company, The Glenmede Trust Company Retirement Plan, the Smith Account by The Glenmede Trust Company, the Neustadt Account by The Glenmede Trust Company and the Sherwood Account by The Glenmede Trust Company held of record 100% of the outstanding shares of the International Portfolio.

         As of the date of all of the New Share Purchases and Drip Share Purchases, The Glenmede Trust Company, The Glenmede Trust Company Retirement Plan and the Sherwood Account by The Glenmede Trust Company held of record 100% of the outstanding shares of the Small Capitalization Equity Portfolio.

         As of the date of all of the New Share Purchases and Drip Share Purchases, The Glenmede Trust Company and The Glenmede Savings Corporation Savings & Investment Plan held of record 100% of the outstanding shares of the Intermediate Government Portfolio.

         At its December 6, 1996 meeting, the Board of Directors unanimously determined to modify its standing resolutions with respect to the dividends and to adopt the ex-dividend dates and record dates set by ICC (the "ICC Dates"). The Board determined that ratifying the actions of ICC was the best way to resolve the ambiguities created by ICC's action. The Board's action was submitted to and approved by the shareholders of record owning 100% of the outstanding shares of the Fund at all of the dates mentioned herein and on the date of approval by the Board. ICC has entered into an agreement dated as of September 11, 1996 (the Indemnity Agreement") with the Fund and with The Glenmede Trust Company indemnifying and holding harmless the Fund, the Board, the officers of the Fund and The Glenmede Trust Company from any and all losses, damages, claims, liabilities and expenses of any sort arising from ICC following the ICC Dates rather than the Board Dates. The Fund, ICC and The Glenmede Trust Company are not aware of any beneficial owner of such shares who relied materially to his detriment upon the record dates and ex-dividend dates set by the standing resolutions. The Fund expects its financial statements and reporting to shareholders to follow the ICC Dates.

         You have asked whether, under the Maryland General Corporation Law, the shares issued in connection with the New Share Purchases and the Drip Share Purchases were validly issued, fully paid and non-assessable by the Fund. Based upon the foregoing, and relying upon a good standing certificate of the Maryland Department of Assessments and Taxation, we are of the opinion that:

         (1) the Fund is validly existing as a corporation in good standing under the laws of Maryland; and

         (2) issuance of the New Shares and the Drip Shares is permitted by the Maryland General Corporation Law and has been duly authorized in accordance with the Fund's articles of incorporation and the Maryland General Corporation Law.

         Maryland courts have recognized that stock which is duly authorized but arguably invalidly issued, may in certain circumstances remain valid. In Davey
v. Masser, 204 Md. 612, 621 (1954) the Maryland Court of Appeals reversed the trial court's determination voiding certain shares that were issued without appropriate resolutions and without full compliance with the requirements of the Maryland General Corporation Law. In Davey v. Masser, the disputed stock was closely held and the Court was not confronted with any problems concerning the rights of third parties, allowing it to reach to equitable principles for a "solution of the puzzle." Davey v. Masser and the cases cited support the proposition that invalidly issued stock is voidable rather than void.

         While we have found no Maryland precedents squarely on point, voidable corporate actions are generally capable of cure by director and shareholder ratification. Michaelson v. Duncan, 407 A.2d 211, 218 (Del.
1979); Kerbs v. California Eastern Airways, 90A. 2d 652, 659 (Del. 1952); 19 Am. Jur. 2d Corporations, ss. 1247 (1985).

         While not free from doubt, it is our opinion that a Maryland court would hold that the New Shares and the Drip Shares have been validly issued and are fully paid and non-assessable by the Fund, assuming, as we do with your permission, that the dollar variations flowing from the discrepancy in the record dates and ex-dividend dates are in the aggregate not material to the net asset values of the portfolios of the Fund from a financial statement perspective, that the Fund has been indemnified and held harmless pursuant to the Indemnity Agreement, that there are no beneficial owners of shares who have been materially harmed by the variations, that retroactive cancellations and reissuances of each of the New Shares and Drip Shares are impracticable due to the passage of time before the discrepancy in dates came to light, that the Directors and shareholders of the Fund have ratified the use of the ICC Dates, and that if the ICC Dates obtain, the New Shares and the Drip Shares were issued and paid for as authorized as of the date hereof.

         This letter expresses our opinion with respect to the Maryland General Corporation Law governing matters such as due authorization and issuance of stock. It does not extend to the securities or "Blue Sky" laws of Maryland, to federal securities laws or to other laws. Moreover, we render no opinion as to the liability, if any, of the Fund to its shareholders for damages or indemnification arising out of (1) the discrepancy in the record date and ex-dividend dates used in determining the NAV and the entitlement to dividends for shares issued or redeemed on or around the dates described above, (2) the payment of dividends and reinvestment of dividends in additional shares on the ICC Dates rather than the Board Dates and (3) any inaccuracy in any tax reports or confirmations delivered to shareholders of record or beneficial owners of shares.

         You may rely on this opinion in rendering your opinion to the Fund that is to be filed with the Securities and Exchange Commission in connection with the Fund's Rule 24f-2 Notice for the fiscal year ended October 31, l996. We consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to your opinion. This opinion may not be relied upon for any other purpose or by any other person without our prior written consent.

                                         Very truly yours,

                                         /s/ Venable, Baetjer and Howard, LLP
                                         ------------------------------------
                                         Venable, Baetjer and Howard, LLP

EXHIBIT A

               EQUITY, SMALL CAPITALIZATION EQUITY, MODEL EQUITY,
            INTERNATIONAL FIXED INCOME, INTERNATIONAL INSTITUTIONAL
                 INTERNATIONAL and EMERGING MARKETS PORTFOLIOS



                                                               Board
Dividend Period                     ICC Date (Day)             Date (Day)
---------------                     --------------             ----------
10/1 - 12/31       EX-DATE          12/28/95 (Thursday)        12/29 (Friday)
   1995            RECORD DATE      12/27/95 (Wednesday)       12/28 (Thursday)
                   REINVEST         12/28/95 (Thursday)        12/29 (Friday)

1/1 - 3/31         EX-DATE          4/4/96 (Thursday)          4/3 (Wednesday)
                   RECORD DATE      4/3/96 (Wednesday)         4/2 (Tuesday)
                   REINVEST         4/4/96 (Thursday)          4/3 (Wednesday)

                       INTERMEDIATE GOVERNMENT PORTFOLIO


Dividend Period                    ICC Date (Day)           Board Date (Day)
---------------                    --------------           ----------------
DECEMBER 1995:    EX-DATE          12/28/95 (Thursday)      12/29 (Friday)
                  RECORD DATE      12/27/95 (Wednesday)     12/28 (Thursday)
                  REINVEST         12/28/95 (Thursday)      12/29 (Friday)

JANUARY 1996:     EX-DATE          2/6/96 (Tuesday)         2/7 (Wednesday)
                  RECORD DATE      2/5/96 (Wednesday)       2/6 (Tuesday)
                  REINVEST         2/6/96 (Tuesday)         2/7 (Wednesday)

MARCH 1996:       EX-DATE          4/4/96 (Thursday)        4/3 (Wednesday)
                  RECORD DATE      4/3/96 (Wednesday)       4/2 (Tuesday)
                  REINVEST         4/4/96 (Thursday)        4/3 (Wednesday)

APRIL 1996:       EX-DATE          5/6/96 (Monday)          5/1 (Wednesday)
                  RECORD DATE      5/3/96 (Friday)          4/30 (Tuesday)
                  REINVEST         5/6/96 (Monday)          5/1 (Wednesday)

EXHIBIT B-1               OCTOBER 1 - DECEMBER 31, 1995 DIVIDENDS

============================================================================================================================


                                                                            ICC           Board             10/1-12/31/95
                                  Transaction      Type of                  Ex-Dividend   Ex-Dividend       Dividend
Portfolio                         Date             Transaction              Date          Date              Rate
---------                         ----             -----------              ----          ----              ----
----------------------------------------------------------------------------------------------------------------------------
Equity                            12/27/95         New Share Purchase       12/28/95      12/29/95          $0.11
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity       12/27/95         New Share Purchase       12/28/95      12/29/95          $0.06
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
International                     12/27/95         New Share Purchase       12/28/95      12/29/95          $0.15
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Institutional International       12/27/95         New Share Purchase       12/28/95      12/29/95          $0.03
----------------------------------------------------------------------------------------------------------------------------
Institutional International       12/28/95         New Share Purchase       12/28/95      12/29/95          $0.03

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                  12/27/95         New Share Purchase       12/28/95      12/29/95          $0.02
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================



=====================================================================================
                                                      (b) NAV on
                                    (a) NAV on        Transaction
                                    Transaction Date  Date Using
                                    Using ICC Ex-     Board Ex-        Difference in
Portfolio                           Dividend Date     Dividend Date     NAV (a)-(b)
---------                           -------------     -------------     -----------
-------------------------------------------------------------------------------------
Equity                              $15.18            $15.18          $0.00
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Small Capitalization Equity         $15.61            $15.61          $0.00
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
International                       $13.31            $13.31          $0.00
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Institutional International         $12.95            $12.95          $0.00
-------------------------------------------------------------------------------------
Institutional International         $12.86            $12.89          $(0.03)
                                                                      476*
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Emerging Markets                    $8.88             $8.88           $0.00
-------------------------------------------------------------------------------------

=====================================================================================

          *Represents number of New Shares purchased on Transaction Date

EXHIBIT B-1 (con't)             JANUARY 1996 DIVIDENDS

==========================================================================================================

                                                                ICC           Board
                           Transaction    Type of               Ex-Dividend   Ex-Dividend   January 1996
Portfolio                  Date           Transaction           Date          Date          Dividend Rate
---------                  ----           -----------           ----          ----          -------------
----------------------------------------------------------------------------------------------------------
Intermediate Government    2/7/95         New Share Purchase    2/6/96        2/7/96        $0.052
----------------------------------------------------------------------------------------------------------

==========================================================================================================



====================================================================================
                            (a) NAV on         (b) NAV on
                            Transaction Date   Transaction Date
                            Using ICC Ex-      Using Board Ex-     Difference in
Portfolio                   Dividend Date      Dividend Date       NAV (a)-(b)
---------                   -------------      -------------       -----------
-----------------------------------------------------------------------------------
Intermediate Government     $10.47             $10.47              $0.00
-----------------------------------------------------------------------------------

===================================================================================

EXHIBIT B-1 (con't)         JANUARY 1 - MARCH 31, 1996 DIVIDENDS

=================================================================================================================================


                                                                              ICC               Board
                                 Transaction      Type of                     Ex-Dividend       Ex-Dividend       1/1 - 3/31/96
Portfolio                        Date             Transaction                 Date              Date              Dividend Rate
---------                        ----             -----------                 ----              ----              -------------
---------------------------------------------------------------------------------------------------------------------------------
Equity                           4/3/96           New Share Purchase          4/4/96            4/3/96            $0.09
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity      4/3/96           New Share Purchase          4/4/96            4/3/96            $0.06
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
International                    4/3/96           New Share Purchase          4/4/96            4/3/96            $0.055
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Model Equity                     4/3/96           New Share Purchase          4/4/96            4/3/96            $0.065
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Institutional International      4/4/96           New Share Purchase          4/4/96            4/3/96            $0.03
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================



================================================================================================
                                    (a) NAV on          (b) NAV on
                                    Transaction Date    Transaction Date
                                    Using ICC Ex-       Using Board Ex-       Difference in
Portfolio                           Dividend Date       Dividend Date         NAV (a)-(b)
---------                           -------------       -------------         -----------
------------------------------------------------------------------------------------------------
Equity                              $16.31                $16.22                $0.09
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Small Capitalization Equity         $16.05                $15.99                $0.06
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
International                       $13.81                $13.76                $0.05
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Model Equity                        $11.01                $10.95                $0.06
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Institutional International         $13.61                $13.61                $0.00
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

================================================================================================

EXHIBIT B-1 (con't)           MARCH 1996 DIVIDENDS

========================================================================================================================


                                                                     ICC             Board
                               Transaction    Type of                Ex-Dividend     Ex-Dividend        March 1996
Portfolio                      Date           Transaction            Date            Date               Dividend Rate
---------                      ----           -----------            ----            ----               -------------
------------------------------------------------------------------------------------------------------------------------
Intermediate Government        4/3/96         New Share Purchase     4/4/96          4/3/96             $0.052
------------------------------------------------------------------------------------------------------------------------


========================================================================================================================


==========================================================================================================
                                                            (b) NAV on
                                     (a) NAV on             Transaction
                                     Transaction Date       Date Using
                                     Using ICC Ex-          Board Ex-               Difference
Portfolio                            Dividend Date          Dividend Date           in NAV (a)-(b)
---------                            -------------          -------------           --------------
----------------------------------------------------------------------------------------------------------
Intermediate Government              $10.25                   $10.20                  $0.05
----------------------------------------------------------------------------------------------------------


==========================================================================================================

EXHIBIT B-1 (con't)                 APRIL 1996 DIVIDENDS

===========================================================================================================================

                                                                      ICC                 Board
                             Transaction     Type of                  Ex-Dividend         Ex-Dividend       April 1996
Portfolio                    Date            Transaction              Date                Date              Dividend Rate
---------                    ----            -----------              ----                ----              -------------
---------------------------------------------------------------------------------------------------------------------------
Intermediate Government      5/1/96          New Share Purchase       5/6/96              5/1/96            $0.053
---------------------------------------------------------------------------------------------------------------------------


================================================================================================================


================================================================================================================
                                   (a) NAV on                 (b) NAV on
                                   Transaction Date           Transaction Date
                                   Using ICC Ex-              Using Board Ex-              Difference in
Portfolio                          Dividend Date              Dividend Date                NAV (a)-(b)
---------                          -------------              -------------                -----------
----------------------------------------------------------------------------------------------------------------
Intermediate Government            $10.16                     $10.11                       $0.05
----------------------------------------------------------------------------------------------------------------


================================================================================================================

EXHIBIT B-1 (con't)                   DECEMBER 1995 DIVIDENDS

===================================================================================================================================

                                                                           ICC                 Board
                              Transaction       Type of                    Ex-Dividend         Ex-Dividend        December 1995
Portfolio                     Date              Transaction                Date                Date               Dividend Rate
---------                     ----              -----------                ----                ----               -------------
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Government       12/27/95          New Share Purchase         12/28/95            12/29/95           $0.061
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================


===================================================================================================================
                                     (a) NAV on                 (b) NAV on
                                     Transaction Date           Transaction Date
                                     Using ICC Ex-              Using Board Ex-              Difference in
Portfolio                            Dividend Date              Dividend Date                NAV (a)-(b)
---------                            -------------              -------------                -----------
-------------------------------------------------------------------------------------------------------------------
Intermediate Government              $10.46                     $10.46                       $0.00
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================

EXHIBIT B-2             OCTOBER 1 - DECEMBER 31, 1995 DIVIDENDS


==================================================================================================================================

                                                                                   ICC              Board            10/1-12/31/95
                                     Transaction        Type of                    Ex-Dividend      Ex-Dividend      Dividend
Portfolio                            Date               Transaction                Date             Date             Rate
---------                            ----               -----------                ----             ----             ----



----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Equity                               12/28/95           DRIP Share Purchase        12/28/95         12/29/95         $0.11
                                                        2,919.755*
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity          12/28/95           DRIP Share Purchase        12/28/95         12/29/95         $0.06
                                                        888.093*
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
International                        12/28/95           DRIP Share Purchase        12/28/95         12/29/95         $0.15
                                                        34,416.054*
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Institutional International          12/28/95           DRIP Share Purchase        12/28/95         12/29/95         $0.03
                                                        2,417.155*
----------------------------------------------------------------------------------------------------------------------------------
Model Equity                         12/28/95           DRIP Share Purchase        12/28/95         12/29/95         $0.08
                                                        3.504*
----------------------------------------------------------------------------------------------------------------------------------
International Fixed Income           12/28/95           DRIP Share Purchase        12/28/95         12/29/95         $0.26
                                                        34.968*
----------------------------------------------------------------------------------------------------------------------------------


============================================================================================================
                                     (a) NAV on
                                     Transaction             (b) NAV on
                                     Date (ICC Ex-           Board Ex-               Difference in
Portfolio                            Dividend Date)          Dividend Date            NAV (a)-(b)
---------                            --------------          -------------            -----------
                                                                                     due to
                                                                                     appreciation in
                                                                                     market
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Equity                               $15.04                  $15.12                  $(0.08)
                                                                                     $(233.58)+
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Small Capitalization Equity          $15.56                  $15.65                  $(0.09)
                                                                                     $(79.92)+
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
International                        $13.09                  $13.08                  $0.01
                                                                                     $344.16+
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Institutional International          $12.86                  $12.85                  $0.01
                                                                                     $24.17+
------------------------------------------------------------------------------------------------------------
Model Equity                         $10.25                  $10.30                  $(0.05)
                                                                                     $(0.17)+
------------------------------------------------------------------------------------------------------------
International Fixed Income           $10.92                  $10.93                  $(0.01)
                                                                                     $(0.34)+
------------------------------------------------------------------------------------------------------------

*Represents number of DRIP Shares purchased  +Represents difference in NAV times
 on Transaction Date (ICC Ex-Dividend Date)   number of DRIP Shares purchased on
                                              Transaction Date.

                OCTOBER 1 - DECEMBER 31, 1995 DIVIDENDS (Con't.)

==================================================================================================================================

                                                                                   ICC              Board            10/1-12/31/95
                                     Transaction        Type of                    Ex-Dividend      Ex-Dividend      Dividend
Portfolio                            Date               Transaction                Date             Date             Rate
---------                            ----               -----------                ----             ----             ----



----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                     12/28/95           DRIP Share Purchase        12/28/95         12/29/95         $0.02
                                                        18.335*
==================================================================================================================================


============================================================================================================
                                     (a) NAV on
                                     Transaction             (b) NAV on
                                     Date (ICC Ex-           Board Ex-               Difference in
Portfolio                            Dividend Date)          Dividend Date            NAV (a)-(b)
---------                            --------------          -------------            -----------
                                                                                     due to
                                                                                     appreciation in
                                                                                     market
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Emerging Markets                     $8.84                   $8.87                   $(0.03)
                                                                                     $(0.55)+
=============================================================================================================

*Represents number of DRIP Shares purchased  +Represents difference in NAV times
 on Transaction Date (ICC Ex-Dividend Date)   number of DRIP Shares purchased on
                                              Transaction Date.

EXHIBIT B-2 (con't)                JANUARY 1996 DIVIDENDS

================================================================================================================================

                                                                             ICC                Board
                               Transaction        Type of                    Ex-Dividend        Ex-Dividend      January 1996
Portfolio                      Date               Transaction                Date               Date             Dividend Rate
---------                      ----               -----------                ----               ----             -------------



--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Intermediate Government        2/6/95             DRIP Share Purchase        2/6/96             2/7/96           $0.052
--------------------------------------------------------------------------------------------------------------------------------


================================================================================================================================


============================================================================================================================

                                               (a) NAV on
                                               Transaction Date
                                               (ICC Ex-Dividend           (b) NAV on Board            Difference in
Portfolio                                      Date)                      Ex-Dividend Date            NAV (a)-(b)
---------                                      ----------------           ----------------            -----------
                                                                                                      due to
                                                                                                      appreciation
                                                                                                      in market
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Intermediate Government                        $10.47                     $10.47                      $0.00
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================

EXHIBIT B-2 (con't)         JANUARY 1 - MARCH 31, 1996 DIVIDENDS

==================================================================================================================================


                                                                               ICC                Board
                                  Transaction      Type of                     Ex-Dividend        Ex-Dividend      1/1 - 3/31/96
Portfolio                         Date             Transaction                 Date               Date             Dividend Rate
---------                         ----             -----------                 ----               ----             -------------



----------------------------------------------------------------------------------------------------------------------------------
Equity                            4/4/96           DRIP Share Purchase         4/4/96             4/3/96           $0.09
                                                   2,205.698*
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity       4/4/96           DRIP Share Purchase         4/4/96             4/3/96           $0.06
                                                   909.491*
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
International                     4/4/96           DRIP Share Purchase         4/4/96             4/3/96           $0.055
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Model Equity                      4/4/96           DRIP Share Purchase         4/4/96             4/3/96           $0.065
                                                   3,025.452*
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Institutional International       4/4/96           DRIP Share Purchase         4/4/96             4/3/96           $0.03
----------------------------------------------------------------------------------------------------------------------------------
International Fixed Income        4/4/96           DRIP Share Purchase         4/4/96             4/3/96           $0.00
                                                   1,012.847*
==================================================================================================================================

=====================================================================================================================
                                           (a) NAV on
                                           Transaction (ICC           (b) NAV on
                                           Ex-Dividend                Board Ex-                Difference in
Portfolio                                  Date)                      Dividend Date            NAV (a)-(b)
---------                                  -----                      -------------            -----------
                                                                                               due to
                                                                                               appreciation
                                                                                               in market
---------------------------------------------------------------------------------------------------------------------
Equity                                     $16.28                     $16.31                   $(0.03)
                                                                                               $(66.17)+
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity                $15.97                     $15.99                   $(0.02)
                                                                                               $(18.18)+
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
International                              $13.76                     $13.76                   $0.00
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Model Equity                               $10.96                     $10.95                   $0.01
                                                                                               $30.25+
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Institutional International                $13.61                     $13.61                   $0.00
---------------------------------------------------------------------------------------------------------------------
International Fixed Income                 $10.67                     $10.68                   $(0.01)
                                                                                               $(10.12)+
=====================================================================================================================

*Represents number of DRIP Shares purchased  +Represents difference in NAV times
 on Transaction Date (ICC Ex-Dividend Date)   number of DRIP Shares purchased on
                                              Transaction Date.

EXHIBIT B-2 (con't)               MARCH 1996 DIVIDENDS

===================================================================================================================================


                                                                                 ICC               Board
                                   Transaction        Type of                    Ex-Dividend       Ex-Dividend       March 1996
Portfolio                          Date               Transaction                Date              Date              Dividend Rate
---------                          ----               -----------                ----              ----              -------------


-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Government            4/4/96             DRIP Share Purchase        4/4/96            4/3/96            $0.052
                                                      492.736*
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================


===========================================================================================================

                                   (a) NAV on
                                   Transaction Date         (b) NAV Board
                                   (Ex-Dividend             Ex-Dividend             Difference in
Portfolio                          Date)                    Date                    NAV (a)-(b)
---------                          -----                    -----------             -----------
                                                                                    due to
                                                                                    appreciation in
                                                                                    market
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Intermediate Government            $10.19                   $10.20                  ($0.01)
                                                                                    $(4.92)+
-----------------------------------------------------------------------------------------------------------

===========================================================================================================

*Represents number of DRIP Shares purchased  +Represents difference in NAV times
 on Transaction Date (ICC Ex-Dividend Date)   number of DRIP Shares purchased on
                                              Transaction Date.

EXHIBIT B-2 (con't)                  APRIL 1996 DIVIDENDS

=================================================================================================================================

                                                                         ICC                 Board
                               Transaction       Type of                 Ex-Dividend         Ex-Dividend        April 1996
Portfolio                      Date              Transaction             Date                Date               Dividend Rate
---------                      ----              -----------             ----                ----               -------------



---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Intermediate Government        5/6/96            DRIP Share Purchase     5/6/96              5/1/96             $0.053
                                                 504.203*
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================




=================================================================================================================

                                   (a) NAV on
                                   Transaction
                                   (ICC Ex-Dividend          (b) NAV on Board              Difference in
Portfolio                          Date)                     Ex-Dividend Date              NAV (a)-(b)
---------                          ----                      ----------------              -----------
                                                                                           due to
                                                                                           appreciation
                                                                                           in market
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Intermediate Government            $10.06                     $10.11                       $(0.05)
                                                                                           $(25.21)+
-----------------------------------------------------------------------------------------------------------------

=================================================================================================================

*Represents number of DRIP Shares purchased  +Represents difference in NAV times
 on Transaction Date (ICC Ex-Dividend Date)   number of DRIP Shares purchased on
                                              Transaction Date.

EXHIBIT B-2 (con't)             DECEMBER 1995 DIVIDENDS

======================================================================================================================

                                                                    ICC                Board
                           Transaction     Type of                  Ex-Dividend        Ex-Dividend     December 1995
Portfolio                  Date            Transaction              Date               Date            Dividend Rate
---------                  ----            -----------              ----               ----            -------------



----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Intermediate Government    12/28/95        DRIP Share Purchase      12/28/95           12/29/95        $0.061
                                           520.751*
----------------------------------------------------------------------------------------------------------------------

======================================================================================================================



====================================================================================================================
                                      (a) NAV on
                                      Transaction Date
                                      (ICC Ex-Dividend     (b) NAV on Board                   Difference in
Portfolio                             Date)                Ex-Dividend Date                   NAV (a)-(b)
---------                             -----                ----------------                   -----------
                                                                                              due to
                                                                                              appreciation
                                                                                              in market
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Intermediate Government               $10.42                     $10.44                       $(0.02)
                                                                                              $(10.41)+
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================

*Represents number of DRIP Shares purchased  +Represents difference in NAV times
 on Transaction Date (ICC Ex-Dividend Date)   number of DRIP Shares purchased on
                                              Transaction Date.